Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	₩ 155,922
Accounts payable	224,238
Other payables	84,112
Total payables	464,272
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	21,965
Other payables	674
Total payables	22,639
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	5
Other payables	504
Total payables	509
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	1,458
Accounts payable	72,586
Other payables	27,009
Total payables	101,053
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	12,252
Accounts payable	31,899
Other payables	20
Total payables	44,171
POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	51,774
Accounts payable	20,313
Other payables	17,568
Total payables	89,655
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Other payables	1,425
Total payables	1,425
POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	10,213
Accounts payable	2,145
Other payables	5,794
Total payables	18,152
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	1,204
Total payables	1,204
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	9,811
Accounts payable	24
Total payables	9,835
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	15,038
Accounts payable	59,575
Other payables	31,118
Total payables	105,731
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	101,750
Accounts payable	208,512
Other payables	84,112
Total payables	394,374
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	3,842
Accounts payable	15,723
Total payables	19,565
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	49,506
Accounts payable	3
Total payables	49,509
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	824
Total payables	824
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	54,172
Accounts payable	15,726
Total payables	69,898
Posco [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,980,600	₩ 1,615,355
Other receivables	78,631	97,028
Total receivables	2,059,231	1,712,383
Trade accounts and notes payable		153,049
Accounts payable		249,958
Other payables		61,118
Total payables		464,125
Posco [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2	3
Other receivables	2,908	3,359
Total receivables	2,910	3,362
Accounts payable		9,825
Other payables		515
Total payables		10,340
Posco [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	58,184	48,716
Other receivables	324	324
Total receivables	58,508	49,040
Accounts payable		5
Other payables		1,600
Total payables		1,605
Posco [member] | POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	55
Other receivables	217	128
Total receivables	272	128
Trade accounts and notes payable		1,062
Accounts payable		89,382
Other payables		6,074
Total payables		96,518
Posco [member] | eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable		9,948
Accounts payable		29,310
Other payables		15
Total payables		39,273
Posco [member] | POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	61,810	27,253
Other receivables	3,589	3,868
Total receivables	65,399	31,121
Trade accounts and notes payable		54,702
Accounts payable		11,870
Other payables		19,282
Total payables		85,854
Posco [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	33,239	18,701
Other receivables	1,673	2,012
Total receivables	34,912	20,713
Other payables		1,425
Total payables		1,425
Posco [member] | POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	483,915	182,700
Other receivables	12,739	11,184
Total receivables	496,654	193,884
Trade accounts and notes payable		460
Accounts payable		183
Other payables		49
Total payables		692
Posco [member] | POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	57,826	62,034
Other receivables		8
Total receivables	57,826	62,042
Accounts payable		224
Total payables		224
Posco [member] | POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	5,365	10,008
Total receivables	5,365	10,008
Posco [member] | POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	404,857	375,823
Other receivables	541	458
Total receivables	405,398	376,281
Trade accounts and notes payable		25,101
Total payables		25,101
Posco [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	31,693	25,386
Total receivables	31,693	25,386
Accounts payable		5
Total payables		5
Posco [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	55,695	114,166
Other receivables	530	1,024
Total receivables	56,225	115,190
Posco [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	392,630	208,737
Other receivables	5,733	9,923
Total receivables	398,363	218,660
Posco [member] | Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	384,385	333,031
Other receivables	49,403	64,526
Total receivables	433,788	397,557
Trade accounts and notes payable		17,374
Accounts payable		46,455
Other payables		26,974
Total payables		90,803
Posco [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,969,656	1,614,302
Other receivables	77,657	96,992
Total receivables	2,047,313	1,711,294
Trade accounts and notes payable		109,732
Accounts payable		192,626
Other payables		61,118
Total payables		363,476
Posco [member] | POSCO Processing & Service [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		207,744
Other receivables		178
Total receivables		207,922
Trade accounts and notes payable		1,085
Accounts payable		5,367
Other payables		5,184
Total payables		11,636
Posco [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,946	30
Other receivables	9	9
Total receivables	1,955	39
Trade accounts and notes payable		2,125
Accounts payable		39,647
Total payables		41,772
Posco [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	648	223
Other receivables	61	26
Total receivables	709	249
Trade accounts and notes payable		40,201
Total payables		40,201
Posco [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	8,350	800
Other receivables	904	1
Total receivables	9,254	801
Trade accounts and notes payable		991
Accounts payable		17,685
Total payables		18,676
Posco [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	10,944	1,053
Other receivables	974	36
Total receivables	₩ 11,918	1,089
Trade accounts and notes payable		43,317
Accounts payable		57,332
Total payables		₩ 100,649